Equity - Summary of Company's Corporte Structure (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shareholders	1,942
Total percentage of interest	100.00%
Upto one percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	1,926
Total percentage of interest	16.37%
From one point zero one percent to five percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	12
Total percentage of interest	26.54%
From five point zero one percent to ten percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	2
Total percentage of interest	12.47%
Over Ten Percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	2
Total percentage of interest	44.62%